UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 March 29, 2012 to April 25, 2012

 Commission File Number of issuing entity: 333-159791-06

 Sequoia Mortgage Trust 2012-2
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-159791-01

 Sequoia Residential Funding, Inc.
 (Exact name of depositor as specified in its charter)

 RWT Holdings, Inc.
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 38-3867656
 38-3867657
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                      21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  A-1                                  _____    _____     __X___   ____________
  A-2                                  _____    _____     __X___   ____________
  A-3                                  _____    _____     __X___   ____________
  A-IO                                 _____    _____     __X___   ____________
  B-1                                  _____    _____     __X___   ____________
  B-2                                  _____    _____     __X___   ____________
  B-3                                  _____    _____     __X___   ____________
  B-4                                  _____    _____     __X___   ____________
  B-5                                  _____    _____     __X___   ____________
  R                                    _____    _____     __X___   ____________
  LT-R                                 _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On April 25, 2012, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2012-2.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.

 No assets securitized by Sequoia Residential Funding, Inc. (the "depositor") and held by Sequoia Mortgage Trust 2012-2 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from March 29, 2012 to April 25, 2012.

 RWT Holdings, Inc., an affiliate of the depositor, is the sponsor and the Securitizer of assets held by Sequoia Mortgage Trust 2012-2. The Securitizer filed its first Form ABS-15G on February 6, 2012 and filed its most recent quarterly Form ABS-15G on April 10, 2012. The CIK number of the Securitizer is 0001530239.

 Part II - OTHER INFORMATION

 Item 3. Sales of Securities and Use of Proceeds.

 On March 29, 2012, the closing date for the issuance of the Series 2012-2 certificates, the Depositor sold the various classes of the certificates as follows:


 Title of      Date of   Amount of      Underwriters              Purchasers           Underwriting   Consideration   Exemption from
 Security      Sale      Securities                                                    Commission     Received        Registration
                                                                                                                      Claimed

 Class A-1*    3/29/12   $100,000,000   Barclays Capital Inc.                          $0             $101,069,522    N/A

 Class A-2*    3/29/12   $163,590,000   Barclays Capital Inc.                          $0             $168,203,765    N/A

 Class A-3*    3/29/12   $40,897,000    Barclays Capital Inc.                          $0             $38,326,183     N/A

 Class A-IO*   3/29/12   $304,487,000                             RWT Holdings,        N/A            $9,433,073      N/A
                         (notional                                Inc.**
                         amount)

 Class B-1*    3/29/12   $5,000,000     Barclays Capital Inc.                          $12,500        $4,895,259      N/A

               3/29/12   $3,854,000                               RWT Holdings,        N/A            $3,782,901
                                                                  Inc.**

 Class B-2*    3/29/12   $5,739,000                               RWT Holdings,        N/A            $5,069,625      N/A
                                                                  Inc.**

 Class B-3*    3/29/12   $3,771,000                               Redwood Trust,       N/A            $2,916,355      N/A
                                                                  Inc.**

 Class B-4     3/29/12   $1,640,000                               Sequoia Mortgage**   N/A            N/A             Securities Act
                                                                  Funding                                             of 1933
                                                                  Corporation                                         Section 4(2)

 Class B-5     3/29/12   $3,444,218                               Sequoia Mortgage**   N/A            N/A             Securities Act
                                                                  Funding                                             of 1933
                                                                  Corporation                                         Section 4(2)

 Class R       3/29/12   $0                                       RWT Holdings,        N/A            N/A             Securities Act
                                                                  Inc.**                                              of 1933
                                                                                                                      Section 4(2)

 Class LT-R    3/29/12   $0                                       RWT Holdings,        N/A            N/A             Securities Act
                                                                  Inc.**                                              of 1933
                                                                                                                      Section 4(2)

 *Registered classes.
 **Purchasers that are affiliates of the Depositor.


 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2012-2, relating to the April 25, 2012 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Sequoia Residential Funding, Inc.

 (Depositor)

 /s/ John Isbrandtsen
 John Isbrandtsen, Chairman of the Board and Chief
 Executive Officer
 Date: May 2, 2012


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2012-2, relating to the April 25, 2012 distribution.